UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  June 30, 2001

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Schooner Capital LLC
	745 Atlantic Avenue, 11th Floor
	Boston, MA  02111

13F file number:  028-06483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:	Elizabeth Robinson
Title:	Controller
Phone:	(617) 357-9031
Signature, Place, and Date of signing:

Elizabeth Robinson, Boston, MA, July 25, 2001


Report Type (Check only one.);
[X]	13F HOLDING REPORT
[ ]  	13F NOTICE
[ ]	13F COMBINATION REPORT






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	5
Form 13F Information Table Value Total:	$127,847


List of Other Included Managers:

None






     Form 13F Information Table

Column 1                            Column 2        Column 3   Column 4    Column 5           Column 6    Column 7   Column 8

                                                                 Value     SHRS PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
Name of Issuer            Title of Class      Cusip    (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE

IRON MTN INC PA                  COM      462846 10 6   122,686  2,736,076  SH     SOLE                     1,861,827       874,249

GOLF TR AMER INC                 COM      38168B 10 3     2,082    269,300  SH     SOLE                       269,300

DEVON ENERGY CORP NEW            COM      25179M 10 3       299      5,700  SH     SOLE                         5,700

RESTRICTED BIOPURE CORP CL A     CL A     09065H 10 5     2,190     83,041  SH     DEFINED                     83,041

LEARNING TREE INTERNATIONAL INC  COM      522015 10 6       230     10,000  SH     SOLE                        10,000

                                                        127,487  3,104,117
